Balance Sheets (Parentheticals) - shares	Apr. 30, 2025	Apr. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	55,300,000	55,300,000
Ordinary shares, shares issued	15,076,900	15,076,900
Ordinary shares, shares outstanding	15,076,900	15,076,900